Lease agreements - Accounting policies (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 item	Dec. 31, 2021 EUR (€)
Disclosure Of Leases [Line Items]
Number of major lease contract categories | item	4
Replacement value of leased assets for which exemption has been used, maximum | €		€ 5,000
FRANCE
Disclosure Of Leases [Line Items]
Commercial real estate leases, Term	9 years
FRANCE | Bottom of range [member]
Disclosure Of Leases [Line Items]
Commercial real estate leases, Termination option period	3 years
FRANCE | Top of range [member]
Disclosure Of Leases [Line Items]
Commercial real estate leases, Termination option period	6 years